Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

March 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 2.2%
Airbus SE(1)	65,410	$8,669,192
General Dynamics Corp.(1)	6,866	1,162,277
L3 Technologies, Inc.(1)	5,966	1,231,203
Northrop Grumman Corp.(1)	13,028	3,512,349
Raytheon Co.(1)	33,521	6,103,504
Rolls-Royce Holdings PLC	156,584	1,844,026
Textron, Inc.(1)	30,061	1,522,890

		$24,045,441

Air Freight & Logistics — 0.3%
Deutsche Post AG(1)	61,060	$1,987,073
Expeditors International of Washington, Inc.(1)	16,714	1,268,593

		$3,255,666

Airlines — 0.0%(2)
International Consolidated Airlines Group SA	65,562	$436,248

		$436,248

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	10,200	$365,150
Cie Generale des Etablissements Michelin SCA(1)	26,277	3,104,471
Denso Corp.	58,200	2,273,829
Garrett Motion, Inc.(3)	3,154	46,458
Toyoda Gosei Co., Ltd.	12,800	271,758
Toyota Industries Corp.	6,400	321,593
Yokohama Rubber Co., Ltd. (The)	75,500	1,405,450

		$7,788,709

Automobiles — 1.1%
Daimler AG(1)	132,059	$7,749,652
Honda Motor Co., Ltd.	24,800	673,587
Isuzu Motors, Ltd.	99,500	1,310,900
Mazda Motor Corp.	46,900	525,838
Toyota Motor Corp.	14,400	848,315
Volkswagen AG, PFC Shares	5,108	805,301

		$11,913,593

Banks — 5.1%
Banco Santander SA(1)	1,478,737	$6,866,558
Bank of America Corp.(1)	50,000	1,379,500
BNP Paribas SA(1)	100,600	4,787,372
Citigroup, Inc.	10,022	623,569
Credit Agricole SA(1)	243,088	2,935,027
Danske Bank A/S(1)	72,886	1,281,167
Fifth Third Bancorp(1)	67,006	1,689,891
HSBC Holdings PLC(1)	802,083	6,517,604
Huntington Bancshares, Inc.(1)	217,053	2,752,232

Security	Shares	Value
ING Groep NV(1)	418,145	$5,066,784
Intesa Sanpaolo SpA	2,091,453	5,104,224
JPMorgan Chase & Co.(1)	47,825	4,841,325
KBC Group NV	22,722	1,588,513
KeyCorp(1)	208,919	3,290,474
Lloyds Banking Group PLC	927,572	751,498
PNC Financial Services Group, Inc. (The)	6,406	785,760
Shinsei Bank, Ltd.	31,400	446,810
Societe Generale SA	60,261	1,741,150
SunTrust Banks, Inc.(1)	19,446	1,152,176
Wells Fargo & Co.(1)	51,808	2,503,363

		$56,104,997

Beverages — 1.3%
Coca-Cola Co. (The)(1)	24,571	$1,151,397
Constellation Brands, Inc., Class A(1)	29,994	5,258,848
Heineken Holding NV	24,773	2,485,683
Heineken NV	7,692	812,998
Kirin Holdings Co., Ltd.	59,000	1,411,495
PepsiCo, Inc.(1)	24,854	3,045,858
Takara Holdings, Inc.	20,500	242,967

		$14,409,246

Biotechnology — 3.0%
AbbVie, Inc.(1)	43,582	$3,512,273
Amgen, Inc.(1)	54,659	10,384,117
BioMarin Pharmaceutical, Inc.(1)(3)	19,589	1,740,091
Celgene Corp.(1)(3)	92,074	8,686,261
Gilead Sciences, Inc.(1)	143,508	9,329,455

		$33,652,197

Building Products — 0.6%
Daikin Industries, Ltd.	53,200	$6,253,373
Resideo Technologies, Inc.(3)	5,258	101,427

		$6,354,800

Capital Markets — 1.3%
CME Group, Inc.	2,281	$375,407
Moody’s Corp.(1)	12,481	2,260,184
Morgan Stanley(1)	35,092	1,480,883
S&P Global, Inc.(1)	23,842	5,019,933
Schroders PLC(1)	42,659	1,502,137
St. James’s Place PLC(1)	209,534	2,807,997
State Street Corp.(1)	17,058	1,122,587

		$14,569,128

Chemicals — 2.8%
AdvanSix, Inc.(3)	1,261	$36,027
Air Products and Chemicals, Inc.(1)	31,040	5,927,398
Akzo Nobel NV	9,696	861,328
BASF SE(1)	108,986	8,037,372
Daicel Corp.(1)	51,000	555,437
DowDuPont, Inc.	14,120	752,737
Eastman Chemical Co.(1)	20,943	1,589,155
Johnson Matthey PLC(1)	77,449	3,176,111
Linde PLC(1)	22,750	4,005,635

Security	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	23,700	$339,469
Nitto Denko Corp.	34,900	1,839,551
Shin-Etsu Chemical Co., Ltd.	22,800	1,918,593
Sumitomo Chemical Co., Ltd.	25,000	116,708
Toray Industries, Inc.	56,000	357,357
Tosoh Corp.	86,500	1,349,678

		$30,862,556

Commercial Services & Supplies — 0.4%
Rentokil Initial PLC	97,214	$447,795
SECOM Co., Ltd.	36,900	3,164,505
Waste Management, Inc.(1)	10,662	1,107,888

		$4,720,188

Communications Equipment — 1.6%
Cisco Systems, Inc.(1)	309,262	$16,697,055
Nokia Oyj	200,615	1,142,828

		$17,839,883

Construction & Engineering — 0.2%
Ferrovial SA	84,907	$1,989,665

		$1,989,665

Construction Materials — 0.2%
CRH PLC	62,332	$1,932,017
Imerys SA	4,825	240,694

		$2,172,711

Consumer Finance — 0.5%
American Express Co.(1)	42,280	$4,621,204
Navient Corp.	50,603	585,477

		$5,206,681

Containers & Packaging — 0.1%
Sealed Air Corp.	13,286	$611,953
Toyo Seikan Group Holdings, Ltd.	1,600	32,822

		$644,775

Distributors — 0.1%
LKQ Corp.(1)(3)	53,930	$1,530,533

		$1,530,533

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)(3)	16,654	$3,345,622
Groupe Bruxelles Lambert SA	4,239	412,117
Investor AB, Class B	56,000	2,524,302
ORIX Corp.	41,300	593,382

		$6,875,423

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	14,413	$451,992
BT Group PLC	454,642	1,320,880
Deutsche Telekom AG(1)	279,341	4,640,745
Orange SA	290,144	4,730,232
Telefonica SA	180,000	1,507,838

Security	Shares	Value
United Internet AG	32,975	$1,205,762
Verizon Communications, Inc.(1)	55,046	3,254,870

		$17,112,319

Electric Utilities — 0.9%
Acciona SA	8,786	$979,083
Edison International(1)	19,359	1,198,709
Iberdrola SA(1)	841,931	7,391,957

		$9,569,749

Electrical Equipment — 0.6%
ABB, Ltd.(1)	185,511	$3,486,569
Fujikura, Ltd.	69,000	260,560
Legrand SA(1)	47,726	3,195,255
Mabuchi Motor Co., Ltd.	3,600	125,555

		$7,067,939

Electronic Equipment, Instruments & Components — 1.0%
Alps Alpine Co., Ltd.	113,800	$2,379,329
Corning, Inc.	19,975	661,173
Halma PLC	50,000	1,090,097
Kyocera Corp.	38,900	2,290,543
Taiyo Yuden Co., Ltd.	89,800	1,777,173
TDK Corp.	40,200	3,163,908

		$11,362,223

Energy Equipment & Services — 0.0%(2)
Apergy Corp.(3)	3,712	$152,415

		$152,415

Entertainment — 2.0%
Electronic Arts, Inc.(1)(3)	53,174	$5,404,074
Konami Holdings Corp.	5,500	239,303
Netflix, Inc.(1)(3)	21,000	7,487,760
Vivendi SA	80,000	2,318,404
Walt Disney Co. (The)(1)	58,917	6,541,555

		$21,991,096

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.(1)	17,793	$3,506,288
British Land Co. PLC (The)	249,761	1,917,572
Simon Property Group, Inc.(1)	19,951	3,635,272

		$9,059,132

Food & Staples Retailing — 0.6%
FamilyMart UNY Holdings Co., Ltd.	45,200	$1,152,187
Kroger Co. (The)	20,000	492,000
Seven & i Holdings Co., Ltd.	44,200	1,667,675
Tesco PLC	890,919	2,696,361
Walmart, Inc.(1)	8,421	821,300

		$6,829,523

Food Products — 2.9%
Maruha Nichiro Corp.	9,700	$347,569
Mondelez International, Inc., Class A(1)	204,275	10,197,408
Nestle SA(1)	203,470	19,400,948
Nippon Suisan Kaisha, Ltd.	51,500	393,738

Security	Shares	Value
Nissin Foods Holdings Co., Ltd.	11,700	$805,031
Toyo Suisan Kaisha, Ltd.	5,000	190,598
Yakult Honsha Co., Ltd.	5,700	399,647

		$31,734,939

Gas Utilities — 0.0%(2)
Italgas SpA	35,014	$216,354
Tokyo Gas Co., Ltd.	8,000	216,558

		$432,912

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories(1)	113,639	$9,084,302
Olympus Corp.	27,600	300,266
Terumo Corp.	112,600	3,446,198

		$12,830,766

Health Care Providers & Services — 1.4%
CVS Health Corp.(1)	71,786	$3,871,419
DaVita, Inc.(3)	12,963	703,761
McKesson Corp.(1)	16,774	1,963,565
UnitedHealth Group, Inc.(1)	34,811	8,607,368

		$15,146,113

Hotels, Restaurants & Leisure — 0.7%
Accor SA	26,214	$1,061,909
Six Flags Entertainment Corp.(1)	29,121	1,437,122
Whitbread PLC	11,872	785,643
Yum! Brands, Inc.(1)	42,716	4,263,484

		$7,548,158

Household Durables — 0.5%
Barratt Developments PLC(1)	263,198	$2,055,923
Casio Computer Co., Ltd.	63,200	827,038
PulteGroup, Inc.(1)	70,920	1,982,923
Sekisui Chemical Co., Ltd.	61,000	982,938

		$5,848,822

Household Products — 0.7%
Clorox Co. (The)(1)	13,090	$2,100,422
Henkel AG & Co. KGaA, PFC Shares	18,309	1,870,711
Kimberly-Clark Corp.	6,527	808,695
Procter & Gamble Co. (The)	2,074	215,800
Reckitt Benckiser Group PLC	20,566	1,711,556
Unicharm Corp.	37,200	1,233,261

		$7,940,445

Industrial Conglomerates — 2.0%
3M Co.(1)	18,736	$3,892,966
Honeywell International, Inc.(1)	31,549	5,013,767
Nisshinbo Holdings, Inc.	109,000	954,006
Siemens AG(1)	113,166	12,170,153

		$22,030,892

Insurance — 3.9%
Ageas	22,500	$1,085,323
Allianz SE(1)	62,906	14,018,443
Allstate Corp. (The)(1)	14,927	1,405,825

Security	Shares	Value
Chubb, Ltd.(1)	7,404	$1,037,152
Cincinnati Financial Corp.(1)	23,801	2,044,506
Hartford Financial Services Group, Inc.(1)	25,077	1,246,828
Lincoln National Corp.(1)	22,183	1,302,142
Marsh & McLennan Cos., Inc.(1)	33,742	3,168,374
MetLife, Inc.(1)	37,893	1,613,105
MS&AD Insurance Group Holdings, Inc.	37,200	1,133,431
Principal Financial Group, Inc.(1)	22,247	1,116,577
Prudential Financial, Inc.(1)	16,233	1,491,488
Prudential PLC(1)	286,752	5,748,078
SCOR SE(1)	63,370	2,699,065
Swiss Life Holding AG(1)	8,264	3,641,120

		$42,751,457

Interactive Media & Services — 5.8%
Alphabet, Inc., Class A(1)(3)	19,061	$22,432,700
Alphabet, Inc., Class C(1)(3)	14,787	17,349,735
Facebook, Inc., Class A(1)(3)	144,685	24,117,543

		$63,899,978

Internet & Direct Marketing Retail — 4.7%
Amazon.com, Inc.(1)(3)	24,177	$43,053,193
Booking Holdings, Inc.(1)(3)	3,947	6,887,160
Just Eat PLC(1)(3)	141,985	1,389,379
Ocado Group PLC(1)(3)	44,101	787,399

		$52,117,131

IT Services — 2.6%
Amadeus IT Group SA	24,489	$1,962,766
Atos SE	5,628	543,317
Capgemini SE(1)	34,597	4,198,064
Cognizant Technology Solutions Corp., Class A(1)	59,444	4,306,718
DXC Technology Co.	4,294	276,147
Fidelity National Information Services, Inc.(1)	44,273	5,007,276
Indra Sistemas SA(3)	58,122	645,694
Mastercard, Inc., Class A(1)	17,938	4,223,502
Nomura Research Institute, Ltd.	8,100	368,952
NTT Data Corp.	74,000	818,121
Obic Co., Ltd.	7,300	738,210
Otsuka Corp.	15,600	583,632
PayPal Holdings, Inc.(1)(3)	52,937	5,496,978
Perspecta, Inc.	2,147	43,412

		$29,212,789

Leisure Products — 0.2%
Hasbro, Inc.(1)	21,651	$1,840,768
Yamaha Corp.	6,800	340,500

		$2,181,268

Life Sciences Tools & Services — 0.5%
PerkinElmer, Inc.(1)	6,547	$630,869
Thermo Fisher Scientific, Inc.(1)	17,359	4,751,505

		$5,382,374

Machinery — 1.3%
Dover Corp.	7,424	$696,371

Security	Shares	Value
Ebara Corp.	30,600	$865,991
FANUC Corp.	24,327	4,160,249
Kawasaki Heavy Industries, Ltd.	3,100	76,673
Komatsu, Ltd.	29,200	681,048
Makita Corp.	13,400	468,329
Mitsui E&S Holdings Co., Ltd.	59,100	558,756
NSK, Ltd.	6,000	56,413
Parker-Hannifin Corp.(1)	7,147	1,226,568
SMC Corp.	1,900	716,217
Snap-on, Inc.	6,143	961,502
Stanley Black & Decker, Inc.(1)	24,657	3,357,544

		$13,825,661

Marine — 0.0%(2)
Kawasaki Kisen Kaisha, Ltd.	29,800	$321,290

		$321,290

Media — 1.8%
Charter Communications, Inc., Class A(1)(3)	9,419	$3,267,545
Comcast Corp., Class A(1)	385,812	15,424,764
Dentsu, Inc.	11,400	482,474
Hakuhodo DY Holdings, Inc.	20,900	336,536
ProSiebenSat.1 Media SE	27,382	389,835

		$19,901,154

Metals & Mining — 1.5%
Glencore PLC(1)	1,472,251	$6,101,238
Kobe Steel, Ltd.	30,000	225,701
Mitsubishi Materials Corp.	8,000	211,542
Nippon Light Metal Holdings Co., Ltd.	200,000	440,092
Nucor Corp.(1)	23,673	1,381,320
Rio Tinto PLC(1)	142,688	8,293,457

		$16,653,350

Multi-Utilities — 0.9%
CMS Energy Corp.(1)	118,010	$6,554,276
Engie SA	62,752	935,811
NiSource, Inc.(1)	42,420	1,215,757
Veolia Environnement SA	37,663	842,667

		$9,548,511

Multiline Retail — 0.4%
Isetan Mitsukoshi Holdings, Ltd.	62,132	$628,572
Next PLC(1)	41,584	3,021,737
Target Corp.(1)	15,229	1,222,280

		$4,872,589

Oil, Gas & Consumable Fuels — 4.6%
BP PLC(1)	1,013,220	$7,357,470
Chevron Corp.(1)	65,240	8,036,263
ENI SpA(1)	351,386	6,208,470
Exxon Mobil Corp.(1)	27,918	2,255,774
Idemitsu Kosan Co., Ltd.	6,200	207,378
Marathon Petroleum Corp.(1)	27,916	1,670,773
Phillips 66(1)	36,105	3,436,113
Royal Dutch Shell PLC, Class A(1)	189,507	5,955,431

Security	Shares	Value
Royal Dutch Shell PLC, Class B	50,645	$1,600,664
Snam SpA	175,073	900,599
Total SA(1)	245,763	13,676,535

		$51,305,470

Paper & Forest Products — 0.1%
Mondi PLC	38,326	$848,657
Nippon Paper Industries Co., Ltd.	13,100	270,631
Oji Holdings Corp.	13,000	80,897

		$1,200,185

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A(1)	25,480	$4,218,214
Kao Corp.(1)	58,054	4,582,008
Unilever NV(1)	193,140	11,260,333
Unilever PLC	15,759	907,129

		$20,967,684

Pharmaceuticals — 7.0%
Astellas Pharma, Inc.	215,900	$3,244,064
AstraZeneca PLC(1)	97,424	7,776,519
Bayer AG(1)	26,130	1,682,560
Chugai Pharmaceutical Co., Ltd.	77,900	5,365,672
Eisai Co., Ltd.	13,646	767,817
Eli Lilly & Co.(1)	13,232	1,716,984
Hisamitsu Pharmaceutical Co., Inc.	1,400	64,578
Johnson & Johnson(1)	39,859	5,571,890
Merck & Co., Inc.(1)	103,665	8,621,818
Mitsubishi Tanabe Pharma Corp.	10,000	133,944
Novartis AG(1)	154,782	14,877,561
Pfizer, Inc.	14,458	614,031
Roche Holding AG PC	51,091	14,078,373
Sanofi(1)	124,447	11,004,118
Takeda Pharmaceutical Co., Ltd.	18,962	776,536
UCB SA	9,177	788,326

		$77,084,791

Professional Services — 0.6%
Equifax, Inc.(1)	15,217	$1,803,215
Experian PLC	85,608	2,317,012
Recruit Holdings Co., Ltd.	12,500	358,380
Robert Half International, Inc.(1)	30,884	2,012,401
Wolters Kluwer NV	961	65,472

		$6,556,480

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$594,553
CBRE Group, Inc., Class A(1)(3)	37,761	1,867,281
Daito Trust Construction Co., Ltd.	6,300	878,963
Heiwa Real Estate Co., Ltd.	34,400	663,531
Sumitomo Realty & Development Co., Ltd.	23,000	954,278

		$4,958,606

Road & Rail — 1.2%
Central Japan Railway Co.	3,400	$790,318
CSX Corp.(1)	115,014	8,605,347

Security	Shares	Value
East Japan Railway Co.	6,400	$618,022
Kansas City Southern(1)	15,468	1,793,979
Keio Corp.	15,200	983,240

		$12,790,906

Semiconductors & Semiconductor Equipment — 3.9%
ASML Holding NV	24,353	$4,577,141
Intel Corp.(1)	280,224	15,048,029
Marvell Technology Group, Ltd.(1)	84,177	1,674,281
NXP Semiconductors NV(1)	40,985	3,622,664
Texas Instruments, Inc.(1)	106,434	11,289,454
Tokyo Electron, Ltd.	42,200	6,121,462
Versum Materials, Inc.	16,211	815,575

		$43,148,606

Software — 5.7%
Citrix Systems, Inc.(1)	33,243	$3,312,997
LogMeIn, Inc.	5,861	469,466
Micro Focus International PLC	39,348	1,023,025
Microsoft Corp.(1)	395,600	46,657,064
Oracle Corp.(1)	141,311	7,589,814
Sage Group PLC (The)	313,890	2,868,909
Trend Micro, Inc.	14,097	687,521

		$62,608,796

Specialty Retail — 2.3%
Fast Retailing Co., Ltd.	25,400	$11,962,408
Fnac Darty SA(3)	922	68,877
Home Depot, Inc. (The)(1)	30,299	5,814,075
Lowe’s Cos., Inc.(1)	50,810	5,562,171
Tiffany & Co.(1)	19,173	2,023,710
USS Co., Ltd.	27,200	505,852

		$25,937,093

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(1)	240,108	$45,608,515
Canon, Inc.	19,100	554,569
Hewlett Packard Enterprise Co.(1)	78,955	1,218,276
HP, Inc.(1)	39,615	769,719

		$48,151,079

Textiles, Apparel & Luxury Goods — 2.5%
adidas AG	13,921	$3,385,885
Asics Corp.	20,000	269,130
Hermes International	1,733	1,144,251
Kering(1)	8,281	4,750,000
LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	11,813,194
NIKE, Inc., Class B(1)	71,464	6,017,983

		$27,380,443

Tobacco — 1.9%
British American Tobacco PLC(1)	211,393	$8,818,852
Imperial Brands PLC(1)	143,738	4,916,869
Japan Tobacco, Inc.	76,500	1,894,738
Philip Morris International, Inc.(1)	64,219	5,676,317

		$21,306,776

Security	Shares	Value
Trading Companies & Distributors — 0.5%
Ferguson PLC	45,384	$2,890,554
Marubeni Corp.	20,000	138,668
Mitsubishi Corp.	32,700	910,407
Sumitomo Corp.	96,700	1,340,677

		$5,280,306

Transportation Infrastructure — 0.1%
Aeroports de Paris	6,667	$1,289,919

		$1,289,919

Wireless Telecommunication Services — 1.1%
KDDI Corp.	151,600	$3,265,052
SoftBank Group Corp.	87,098	8,490,019

		$11,755,071

Total Common Stocks — 100.7% (identified cost $433,825,982)		$1,113,419,646

Total Investments — 100.7% (identified cost $433,825,982)		$1,113,419,646

Total Written Call Options — (1.5)% (premiums received $14,338,430)		$(15,899,838)

Other Assets, Less Liabilities — 0.8%		$8,349,050

Net Assets — 100.0%		$1,105,868,858

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.1%	$613,812,703
Japan	10.9	120,865,137
United Kingdom	9.1	101,842,132
France	7.7	85,749,524
Germany	5.2	57,943,492
Switzerland	5.0	55,484,571
Netherlands	2.6	28,752,403
Spain	2.0	21,779,809
Italy	1.1	12,429,647
Ireland	0.5	5,937,652
Belgium	0.4	3,874,279
Sweden	0.2	2,524,302
Denmark	0.1	1,281,167
Finland	0.1	1,142,828

Total Investments	100.0%	$1,113,419,646

Written Call Options — (1.5)%

Exchange-Traded Options — (1.5)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,400	EUR	46,923,940	EUR	3,325	4/5/19	$(567,385)
Dow Jones Euro Stoxx 50 Index	1,460	EUR	48,934,966	EUR	3,350	4/12/19	(519,493)
Dow Jones Euro Stoxx 50 Index	1,420	EUR	47,594,282	EUR	3,350	4/18/19	(581,454)
Dow Jones Euro Stoxx 50 Index	1,420	EUR	47,594,282	EUR	3,350	4/26/19	(605,934)
FTSE 100 Index	530	GBP	38,579,707	GBP	7,175	4/18/19	(982,815)
FTSE 100 Index	500	GBP	36,395,950	GBP	7,225	4/18/19	(704,429)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,200	4/3/19	(726,000)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,050	4/5/19	(1,318,800)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,250	4/10/19	(643,200)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,250	4/12/19	(684,400)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,350	4/17/19	(459,600)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,400	4/18/19	(352,800)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,350	4/24/19	(539,400)
NASDAQ 100 Index	40	USD	29,515,084	USD	7,350	4/26/19	(607,200)
Nikkei 225 Index	300	JPY	6,361,743,000	JPY	21,500	4/12/19	(351,663)
Nikkei 225 Index	150	JPY	3,180,871,500	JPY	21,625	4/19/19	(189,123)
Nikkei 225 Index	150	JPY	3,180,871,500	JPY	21,500	4/26/19	(344,277)
S&P 500 Index	105	USD	29,761,200	USD	2,825	4/1/19	(139,125)
S&P 500 Index	105	USD	29,761,200	USD	2,775	4/3/19	(631,050)
S&P 500 Index	105	USD	29,761,200	USD	2,740	4/5/19	(997,500)
S&P 500 Index	105	USD	29,761,200	USD	2,775	4/8/19	(668,850)
S&P 500 Index	100	USD	28,344,000	USD	2,800	4/10/19	(450,500)
S&P 500 Index	100	USD	28,344,000	USD	2,820	4/12/19	(337,500)
S&P 500 Index	105	USD	29,761,200	USD	2,830	4/15/19	(304,500)
S&P 500 Index	105	USD	29,761,200	USD	2,840	4/17/19	(274,575)
S&P 500 Index	105	USD	29,761,200	USD	2,825	4/18/19	(382,200)
S&P 500 Index	100	USD	28,344,000	USD	2,835	4/22/19	(317,500)
S&P 500 Index	102	USD	28,910,880	USD	2,825	4/24/19	(412,590)
S&P 500 Index	102	USD	28,910,880	USD	2,850	4/26/19	(305,490)
SMI Index	500	CHF	47,389,200	CHF	9,400	4/18/19	(500,485)

Total							$(15,899,838)

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $15,899,838.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$105,732,538	$28,927,080	$—	$134,659,618
Consumer Discretionary	81,681,860	65,436,479	—	147,118,339
Consumer Staples	33,986,259	69,202,354	—	103,188,613
Energy	15,551,338	35,906,547	—	51,457,885
Financials	52,255,584	73,252,102	—	125,507,686
Health Care	79,789,709	64,306,532	—	144,096,241
Industrials	45,373,791	64,591,610	—	109,965,401
Information Technology	174,788,115	37,535,261	—	212,323,376
Materials	10,298,590	41,234,987	—	51,533,577
Real Estate	9,008,841	5,008,897	—	14,017,738
Utilities	8,968,742	10,582,430	—	19,551,172
Total Common Stocks	$617,435,367	$495,984,279 *	$—	$1,113,419,646
Total Investments	$617,435,367	$495,984,279	$—	$1,113,419,646

Liability Description
Written Call Options	$(10,552,780)	$(5,347,058)	$—	$(15,899,838)
Total	$(10,552,780)	$(5,347,058)	$—	$(15,899,838)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.